Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 2	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 3	1,788,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 4	0.88
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 5	682,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 6	0.85
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 7	409,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 8	1.90
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 9	(110,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 10	1.00
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 11	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 13	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 14	0
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 15	(130,000)
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 16	1.05
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 17	2,639,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 18	1.02
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 19	2,067,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 20	1.07
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 21	2,552,000
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 22	1.00
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 23	$ 1,749,500
Capital Stock Schedule Of Share-based Compensation, Stock Options, Activity 24	0.99